General (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 28, 2017 ILS (₪)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)
General [Abstract]
Budget utilized towards the construction of factory	₪ 20,000
Percentage of grant	20.00%
Terms and conditions for receipt of the grant, description	The receipt of the Grant is subject to certain terms and conditions, including those outlined under the Israeli Encouragement of Capital Investment Law, 1959. The terms and conditions include, inter alia, the following: (a) at least 24% of the investments in the planned manufacturing facility’s fixed assets will be financed by additional share capital; (b) the Company will maintain its intellectual property and manufacturing facility in Israel for a period of at least 10 years.
EIB loan		₪ 63,252	$ 20,338
Description of financial information		During the year ended December 31, 2021, the Company incurred a loss of NIS 39,978 ($ 12,854) and negative cash flows from operating activities of NIS 24,484 ($ 7,873) and it has an accumulated deficit of NIS 364,771 ($ 117,290) as of that date.